                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    9/30/10
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                      11/9/10
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:      $147,206
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

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           FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 9/30/2010


              COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6       COLUMN 8
                                                                          -----------------------              VOTING AUTHORITY
                                                                                                             -------------------
               NAME OF                                            VALUE   SHRS OR                 INVESTMENT
               ISSUER                  TITLE OF CLASS  CUSIP    (X $1000) PRN AMT SH/PRN PUT/CALL DISCRETION  SOLE   SHARED NONE
               -------                 -------------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
3M Co                                   Common Stock  88579Y101  $   238    2,750                    SOLE      2,750
Altria Group Inc                        Common Stock  02209S103  $   795   33,100                    SOLE     33,100
Amazon.com Inc                          Common Stock  023135106  $ 2,207   14,050                    SOLE     14,050
American Express Co                     Common Stock  025816109  $ 1,347   32,050                    SOLE     32,050
Amgen Inc                               Common Stock  031162100  $   321    5,827                    SOLE      5,827
Annaly Capital Management Inc               REIT      035710409  $ 1,082   61,500                    SOLE     61,500
Apple Inc                               Common Stock  037833100  $13,891   48,955                    SOLE     48,955
AT&T Inc                                Common Stock  00206R102  $ 1,201   42,000                    SOLE     42,000
B&G Foods Inc                           Common Stock  05508R106  $   596   54,550                    SOLE     54,550
Baidu Inc/China                              ADR      056752108  $ 1,349   13,150                    SOLE     13,150
Barrick Gold Corp                       Common Stock  067901108  $   324    7,000                    SOLE      7,000
BlackRock Inc                           Common Stock  09247X101  $   409    2,400                    SOLE      2,400
BP Prudhoe Bay Royalty Trust            Royalty Trst  055630107  $ 2,573   24,900                    SOLE     24,900
Caterpillar Inc                         Common Stock  149123101  $ 1,993   25,326                    SOLE     25,326
Chevron Corp                            Common Stock  166764100  $ 1,425   17,579                    SOLE     17,579
Citigroup Inc                           Common Stock  172967101  $   323   82,500                    SOLE     82,500
Clorox Co                               Common Stock  189054109  $   200    3,000                    SOLE      3,000
CME Group Inc                           Common Stock  12572Q105  $ 2,084    8,000                    SOLE      8,000
Colgate-Palmolive Co                    Common Stock  194162103  $   576    7,500                    SOLE      7,500
Compass Diversified Holdings            Common Stock  20451Q104  $ 1,323   81,862                    SOLE     81,862
Consolidated Edison Inc                 Common Stock  209115104  $ 1,527   31,675                    SOLE     31,675
Cummins Inc                             Common Stock  231021106  $   566    6,250                    SOLE      6,250
Deckers Outdoor Corp                    Common Stock  243537107  $ 1,436   28,750                    SOLE     28,750
Energy Select Sector SPDR Fund               ETP      81369Y506  $   238    4,250                    SOLE      4,250
Enerplus Resources Fund                     Unit      29274D604  $ 3,844  149,300                    SOLE    149,300
Exxon Mobil Corp                        Common Stock  30231G102  $   550    8,900                    SOLE      8,900
Financial Select Sector SPDR Fund            ETP      81369Y605  $   208   14,500                    SOLE     14,500
Ford Motor Co                           Common Stock  345370860  $   630   51,500                    SOLE     51,500
General Electric Co                     Common Stock  369604103  $ 4,061  249,900                    SOLE    249,900
General Mills Inc                       Common Stock  370334104  $   548   15,000                    SOLE     15,000
Goldman Sachs Group Inc/The             Common Stock  38141G104  $ 5,613   38,825                    SOLE     38,825
Google Inc                              Common Stock  38259P508  $14,600   27,767                    SOLE     27,767
Infosys Technologies Ltd                     ADR      456788108  $   349    5,235                    SOLE      5,235
International Business Machines Corp    Common Stock  459200101  $ 3,600   26,836                    SOLE     26,836
Intuitive Surgical Inc                  Common Stock  46120E602  $   298    1,050                    SOLE      1,050
iShares MSCI EAFE Index Fund                 ETP      464287465  $   291    5,300                    SOLE      5,300
iShares MSCI Emerging Markets Index
   Fund/United States                        ETP      464287234  $   448   10,000                    SOLE     10,000
JPMorgan Chase & Co                     Common Stock  46625H100  $   752   19,750                    SOLE     19,750
Kimberly-Clark Corp                     Common Stock  494368103  $   683   10,500                    SOLE     10,500
Kraft Foods Inc                         Common Stock  50075N104  $   346   11,197                    SOLE     11,197
Las Vegas Sands Corp                    Common Stock  517834107  $   297    8,520                    SOLE      8,520
Mastercard Inc                          Common Stock  57636Q104  $ 2,218    9,900                    SOLE      9,900
McDonald's Corp                         Common Stock  580135101  $ 5,656   75,914                    SOLE     75,914
Microsoft Corp                          Common Stock  594918104  $   345   14,100                    SOLE     14,100
Oil Services Holders Trust                   ETP      678002106  $ 4,183   37,000                    SOLE     37,000
Overseas Shipholding Group Inc          Common Stock  690368105  $   403   11,750                    SOLE     11,750
PetroChina Co Ltd                            ADR      71646E100  $ 1,222   10,500                    SOLE     10,500
Philip Morris International Inc         Common Stock  718172109  $ 1,157   20,650                    SOLE     20,650
priceline.com Inc                       Common Stock  741503403  $ 1,724    4,950                    SOLE      4,950
Procter & Gamble Co/The                 Common Stock  742718109  $ 1,580   26,350                    SOLE     26,350
Rydex S&P Equal Weight ETF                   ETP      78355W106  $ 1,144   27,000                    SOLE     27,000
Salesforce.com Inc                      Common Stock  79466L302  $   447    4,000                    SOLE      4,000
Schlumberger Ltd                        Common Stock  806857108  $ 1,371   22,250                    SOLE     22,250
SPDR Dow Jones Industrial Average ETF
   Trust                                     ETP      78467X109  $ 4,057   37,600                    SOLE     37,600
SPDR S&P 500 ETF Trust                       ETP      78462F103  $32,675  286,296                    SOLE    286,296
Suburban Propane Partners LP              Ltd Part    864482104  $   245    4,500                    SOLE      4,500
Toyota Motor Corp                            ADR      892331307  $   358    5,000                    SOLE      5,000
Unilever NV                              NY Reg Shrs  904784709  $ 3,197  107,000                    SOLE    107,000
United States Steel Corp                Common Stock  912909108  $ 1,212   27,650                    SOLE     27,650
United Technologies Corp                Common Stock  913017109  $   748   10,500                    SOLE     10,500
Verizon Communications Inc              Common Stock  92343V104  $ 3,419  104,902                    SOLE    104,902
Wal-Mart Stores Inc                     Common Stock  931142103  $ 3,888   72,650                    SOLE     72,650
Wells Fargo & Co                        Common Stock  949746101  $   610   24,303                    SOLE     24,303
Whirlpool Corp                          Common Stock  963320106  $   202    2,500                    SOLE      2,500
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